Fair Value Measurements (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Investments held in Trust Account—U.S. Treasury Securities Money Market Fund	1	$207,376,213
Liabilities:
Warrant Liability—Public Warrants	1	$11,509,147
Warrant Liability—Private Placement Warrants	3	$11,003,918

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June
30
,
2021
and December
31
,
2020
and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at June
30
,
2021
and December
31
,
2020
are as follows:

Description	June 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$207,393,442	$207,393,442	$0	$0

Liabilities:
Warrant Liability – Public Warrants	$17,833,994	$17,833,994	$0	$0

Warrant Liability – Private Placement Warrants	$13,521,935	$0	$0	$13,521,935

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$207,376,213	$207,376,213	$0	$0

Liabilities:
Warrant Liability – Public Warrants	$11,509,147	$11,509,147	$0	$0

Warrant Liability – Private Placement Warrants	$11,003,918	$0	$0	$11,003,918

Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of September 25, 2020	$—	$—	$—
Initial measurement on September 25, 2020 (IPO)	8,160,000	12,800,000	20,960,000
Change in valuation inputs or other assumptions	—	100,000	100,000

Fair value as of September 30, 2020	8,160,000	12,800,000	21,060,000
Measurement on October 1, 2020 (Over-Allotment)	200,518	475,495	676,013
Change in valuation inputs or other assumptions	2,643,400	(1,866,348)	777,052

Fair value as of December 31, 2020	$11,003,918	$11,509,147	$22,513,065

Fair Value Measurements Inputs

	June 30, 2021	December 31, 2020
Stock price	$10.01	$10.08
Exercise price	$11.50	$11.50
Risk-free rate	0.87%	0.36%
Volatility	29.0%	25.0%
Term (in years)	5.0	5.0
Dividend yield	0.0%	0.0%

Fair Value of Derivative Warrant Liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of January 1, 2021	$11,003,918
Change in fair value	12,110,456

Fair value as of March 31, 2021	$23,114,374
Change in fair value	9,592,439

Fair value as of June 30, 2021	$13,521,935

Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary Of Quantitative Information Regarding Fair Value Measurements Of Warrants
The key inputs into the Option Pricing Method for the Public Warrants were as follows at initial measurement:

Input	September 25, 2020 (Initial Measurement)	September 30, 2020
Risk-free interest rate	0.26%	0.28%
Trading days per year	252	252
Expected volatility	24.0%	24.0%
Exercise price	$11.50	$11.50
Stock Price	$9.36	$9.36

Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary Of Quantitative Information Regarding Fair Value Measurements Of Warrants
The key inputs into the Black-Scholes Model for the Private Placement Warrants were as follows at initial measurement:

Input	September 25, 2020 (Initial Measurement)	September 30, 2020	December 31, 2020
Risk-free interest rate	0.12%	0.42%	0.36%
Trading days per year	252	252	252
Expected volatility	24.0%	24.0%	25.0%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$9.36	$9.36	$10.08